Jul. 05, 2017

Ivy Funds

Supplement dated April 12, 2018 to the

Ivy Funds Prospectus

dated July 5, 2017

as supplemented July 14, 2017, August 10, 2017, August 18, 2017, September 18, 2017, September 29, 2017, November 17, 2017, November 22, 2017, November 28, 2017, December 29, 2017, January 12, 2018, February 6, 2018 and February 26, 2018

Advantus Capital Management, Inc., the subadviser to Ivy Advantus Bond Fund and Ivy Advantus Real Estate Securities Fund, will change its name to Securian Asset Management, Inc. (Securian) effective April 30, 2018. Therefore, effective April 30, 2018, the Prospectus is amended to reflect the following name changes:

■	The name of Ivy Advantus Bond Fund is changed to Ivy Securian Core Bond Fund

■	The name of Ivy Advantus Real Estate Securities Fund is changed to Ivy Securian Real Estate Securities Fund

■	All references to Advantus Capital Management, Inc. and Advantus Capital are amended to read Securian Asset Management, Inc. and Securian, respectively.